Form N-CSR Cover		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false	false
Registrant Name	USCF ETF Trust
Entity Central Index Key	0001597389	0001597389
Document Period End Date	Jun. 30, 2025